Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2021
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

	As at 31 March 2021
		Annual
		leave and	Litigation	Provision for			Compliance,
	Long	other	and non-	impairment	Lease		regulation and
	service	employee	lending	on credit	restoration	Restructuring	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	511	596	1,371	530	208	176	1,895	5,287
Additions	50	457	54	—	1	44	493	1,099
Utilisation	(24)	(549)	(1,330)	—	(5)	(53)	(388)	(2,349)
Reversal of unutilised provisions	(16)	(3)	(3)	(46)	—	(14)	(115)	(197)
Balances reclassified to liabilities held for sale (Note 17)	(3)	(8)	(2)	(7)	—	—	—	(20)
Balance as at end of period	518	493	90	477	204	153	1,885	3,820

Summary of undrawn credit commitments

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Undrawn credit commitments
Letters of credit and guarantees[1]	11,528	12,610	14,746	(9)	(22)
Commitments to extend credit[2]	187,106	184,064	175,794	2	6
Other	69	267	158	(74)	(56)
Total undrawn credit commitments[3]	198,703	196,941	190,698	1	4
1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2021 the Group had offered $9.6 billion (30 September 2020: $4.9 billion, 31 March 2020: $5.2 billion) of facilities to customers, which had not yet been accepted.

3.	Includes $0.4 billion (30 September 2020: nil, 31 March 2020: nil) of undrawn credit commitments related to facilities which are held for sale.